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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BB Biotech AG
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Address:    Vordergasse 3
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            Schaffhausen Switzerland CH-8200
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 Form 13F File Number: 28-6964
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Adrian Bruengger
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Title:    SIGNING AUTHORITY
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Phone:    41 (01) 267 67 00
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Signature, Place, and Date of Signing:  /s/ Adrian Bruengger
                                        ----------------------------------------
                                        Schaffhausen, Switzerland, November 7,
                                        2006
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       3
                                              -----------------------

Form 13F Information Table Entry Total:                19
                                              -----------------------

Form 13F Information Table Value Total:           $1,413,328
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                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

         1           28-11193                   Biotech Focus N.V.
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         2           28-11191                   Biotech Invest N.V.
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         3           28-11189                   Biotech Target N.V.
         -----          ------------------      ------------------------


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                                 BB BIOTECH AG
                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2  COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                    TITLE OF               VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER            VOTING AUTHORITY
 ISSUER                     CLASS      CUSIP     [x$1000]  PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE         SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Adolor Corp.                COM       00724X102    5,201     375,000   SH        DEFINED      3           375,000      NONE     NONE
Affymetrix                  COM       00826T108   43,120   2,000,000   SH        DEFINED      1         2,000,000      NONE     NONE
Amgen                       COM       031162100   89,413   1,250,000   SH        DEFINED      1         1,250,000      NONE     NONE
Anadys Pharmaceuticals      COM       03252Q408    5,800   2,000,000   SH        DEFINED      3         2,000,000      NONE     NONE
Arena Pharmaceuticals       COM       040047102   11,980   1,000,000   SH        DEFINED      3         1,000,000      NONE     NONE
Biogen Idec                 COM       09062X103  213,213   4,772,000   SH        DEFINED      1         4,772,000      NONE     NONE
Celgene                     COM       151020104  241,480   5,576,900   SH        DEFINED      2         5,576,900      NONE     NONE
Cephalon                    COM       156708109   19,081     309,000   SH        DEFINED      1           309,000      NONE     NONE
Elan Corp                   COM       284131208   44,460   2,850,000   SH        DEFINED      2         2,850,000      NONE     NONE
Genentech                   COM       368710406  169,535   2,050,000   SH        DEFINED      1         2,050,000      NONE     NONE
Genzyme                     COM       372917104   77,765   1,152,584   SH        DEFINED      1         1,152,584      NONE     NONE
Gilead                      COM       375558103  228,737   3,326,109   SH        DEFINED      1         3,326,109      NONE     NONE
Incyte                      COM       45337C102   12,690   3,000,000   SH        DEFINED      3         3,000,000      NONE     NONE
Keryx Biopharmaceuticals    COM       492515101   11,112     939,311   SH        DEFINED      3           939,311      NONE     NONE
Onyx Pharmaceuticals        COM       683399109   34,580   2,000,000   SH        DEFINED      2         2,000,000      NONE     NONE
Rigel Pharmaceuticals       COM       766559603   10,270   1,000,000   SH        DEFINED      3         1,000,000      NONE     NONE
The Medicines Company       COM       584688105   57,670   2,556,277   SH        DEFINED      3         2,556,277      NONE     NONE
Vertex Pharmaceuticals      COM       92532F100  100,950   3,000,000   SH        DEFINED      3         3,000,000      NONE     NONE
Zymogenetics                COM       98985T109   36,271   2,150,053   SH        DEFINED      3         2,150,053      NONE     NONE